Contingencies (Details)					12 Months Ended
	Oct. 30, 2023 EUR (€)	May 15, 2023 EUR (€)	Apr. 29, 2023 EUR (€)	Oct. 20, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 13, 2023 USD ($)	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 NIO (C$)	Aug. 18, 2023 USD ($)	Aug. 18, 2023 NIO (C$)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Contingencies [Abstract]
Administrative and legal fees				€ 1,832,150.62
Losses caused by loan amount (in Dollars) | $														$ 6,849,935.69
Loan (in Dollars)						$ 29,258	C$ 40,000	$ 2,219	C$ 3,000	$ 17,714	C$ 24,000	$ 30,224	€ 25,000	$ 3,000,000
Legal cost	€ 60,000
Employment agreement			€ 420,659.95
Agreement amount					€ 67,392
Alleged protected amount		€ 1,630,302.22
Employment agreement total		€ 151,774
Settlement agreement					€ 30,000